JPMorgan SmartRetirement® Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 57.7%
Fixed Income — 6.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,770	19,723
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	7,480	59,242
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,507	10,324
JPMorgan High Yield Fund Class R6 Shares (a)	1,598	11,025

Total Fixed Income		100,314

International Equity — 10.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	9,425	165,402

U.S. Equity — 41.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	9,924	675,025

TOTAL INVESTMENT COMPANIES (Cost $751,325)		940,741

EXCHANGE-TRADED FUNDS — 40.2%
Alternative Assets — 4.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	655	69,709

Fixed Income — 1.9%
JPMorgan High Yield Research Enhanced ETF (a)	225	11,012
JPMorgan U.S. Aggregate Bond ETF (a)	390	19,684

Total Fixed Income		30,696

International Equity — 24.1%
JPMorgan BetaBuilders International Equity ETF (a)	7,073	392,920

U.S. Equity — 9.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,060	90,680
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,156	70,492

Total U.S. Equity		161,172

TOTAL EXCHANGE-TRADED FUNDS (Cost $579,161)		654,497

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $6,272)	6,291	6,217

	Shares (000)
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $34,526)	34,526	34,526

Total Investments — 100.4% (Cost $1,371,284)		1,635,981
Liabilities in Excess of Other Assets — (0.4)%		(7,320)

Net Assets — 100.0%		1,628,661

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.

JPMorgan SmartRetirement® Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	269	06/2022	USD	60,949	4,943

Short Contracts
MSCI Emerging Markets E-Mini Index	(505)	06/2022	USD	(28,409)	(2,055)

					2,888

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$654,497	$—	$—	$654,497
Investment Companies	940,741	—	—	940,741
U.S. Treasury Obligations	—	6,217	—	6,217
Short-Term Investments
Investment Companies	34,526	—	—	34,526

Total Investments in Securities	$1,629,764	$6,217	$—	$1,635,981

Appreciation in Other Financial Instruments
Futures Contracts	$4,943	$—	$—	$4,943
Depreciation in Other Financial Instruments
Futures Contracts	(2,055)	—	—	(2,055)

Total Net Appreciation/Depreciation in Other Financial Instruments	$2,888	$—	$—	$2,888

JPMorgan SmartRetirement® Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF(a)	$—	$11,618	$11,252	$(366)	$—	$—	—	$—		$—
JPMorgan BetaBuilders International Equity ETF(a)	457,332	48,082	79,310	(2,457)	(30,727)	392,920	7,073	11,567		—
JPMorgan BetaBuilders MSCI US REIT ETF(a)	90,216	8,653	38,645	5,433	4,052	69,709	655	1,481		—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF(a)	92,164	10,717	7,888	426	(4,739)	90,680	1,060	708		—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF(a)	62,041	17,454	2,817	12	(6,198)	70,492	1,156	595		—
JPMorgan Core Bond Fund Class R6 Shares(a)	24,512	761	3,775	(332)	(1,443)	19,723	1,770	377		181
JPMorgan Core Plus Bond Fund Class R6 Shares(a)	48,544	18,288	3,250	(106)	(4,234)	59,242	7,480	1,012		372
JPMorgan Emerging Markets Debt Fund Class R6 Shares(a)	7,684	3,774	—	—	(1,134)	10,324	1,507	264		—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares(a)	153,541	70,807	21,327	(3,475)	(34,144)	165,402	9,425	4,318		4,130
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares(a)	7,693	299	6,742	(1,298)	48	—	—	299		—
JPMorgan Equity Index Fund Class R6 Shares(a)	556,933	159,881	66,908	509	24,610	675,025	9,924	6,173		8,669
JPMorgan High Yield Fund Class R6 Shares(a)	14,598	4,644	7,135	(229)	(853)	11,025	1,598	637		—
JPMorgan High Yield Research Enhanced ETF(a)	29,243	—	16,405	(932)	(894)	11,012	225	917		—
JPMorgan Income Fund Class R6 Shares(a)	12,130	309	11,838	(532)	(69)	—	—	336		—
JPMorgan Managed Income Fund Class L Shares(a)	424	—	424	1	(1)	—	—	—	(b)	—
JPMorgan U.S. Aggregate Bond ETF(a)	1,291	19,744	1,235	(47)	(69)	19,684	390	12		2
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(a)(c)	31,718	320,983	318,175	—	—	34,526	34,526	9		—
JPMorgan U.S. Value Factor ETF(a)	85,298	—	86,181	3,161	(2,278)	—	—	279		—

Total	$1,675,362	$696,014	$683,307	$(232)	$(58,073)	$1,629,764		$28,984		$13,354

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2022.